Income tax (Tables)	12 Months Ended
Mar. 31, 2025
Major components of tax expense (income) [abstract]
Reconciliation of Income Taxes at Statutory Rates

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	For the Year Ended March 31,
	2025	2024	2023
Earnings (loss) for the year	$(6,067,232)	$(6,739,120)	$(5,457,763)

Expected income tax (recovery)	(1,014,891)	(821,664)	(337,114)
Change in statutory, foreign tax, foreign exchange rates and other	65,781	9,519	(11,013)
Permanent Difference	252	181,257	9,093
Provision to NOLs	927,476	181,755	—
Change in unrecognized deductible temporary differences	(115,279)	449,133	339,034
Total income tax expense (recovery)	$(136,661)	$—	$—

Summary of Net Deferred Tax Asset (Liability)

	As of March 31,
	2025	2024
Deferred Tax Assets (liabilities)
Unrealized gain/loss	$17,145	$—
Foreign currency (OCI)	10,383	—
Intangible assets	—	97,589
Depreciation	(296,736)	(222,171)
Non-capital losses available for future period	1,597,167	1,553,164
	1,300,431	1,428,582
Unrecognized deferred tax assets	(1,300,431)	(1,428,582)
Net deferred tax asset (liability)	$—	$—

Summary of Temporary Differences

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	March 31, 2025	Expiry Date Range	March 31, 2024	Expiry Date Range
Temporary Differences
Non-capital losses available for future period - finite	$704,429	5 years	$660,042	5 years
Non-capital losses available for future period	$6,639,511	No expiry date	$6,473,993	No expiry date